SUBSEQUENT EVENTS	6 Months Ended
Apr. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.